Related party transactions (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2020
Disclosure of transactions between related parties [line items]
Total		$ 6,742	$ 4,464
Total	$ (10,000)	(10,000)	(3,753)
Prepaid acquisition consideration			132,234
Proceeds from borrowings		531,093	186,235
GR Companies, Inc. - ("Grassroots")
Disclosure of transactions between related parties [line items]
Balance receivable (payable)			5,947
Prepaid acquisition consideration				$ 132,200
KDW
Disclosure of transactions between related parties [line items]
Balance receivable (payable)			5,947
Senior Secured Notes - 2026
Disclosure of transactions between related parties [line items]
Related party transactions, Interest expense		43
Balance receivable (payable)	(10,000)	(10,000)
Proceeds from borrowings	475,000
Senior Secured Notes - 2026 | Baldwin Holdings, LLC
Disclosure of transactions between related parties [line items]
Related party transactions, Interest expense		43
Balance receivable (payable)	$ (10,000)	(10,000)
Proceeds from borrowings		475,000
Promissory Note - 2024.
Disclosure of transactions between related parties [line items]
Related party transactions, Interest expense		2,183	1,047
Balance receivable (payable)			(9,700)
Promissory Note - 2024. | Baldwin Holdings, LLC
Disclosure of transactions between related parties [line items]
Related party transactions, Interest expense		1,257	1,047
Balance receivable (payable)			9,700
Prepayment penalty		923
Processing fees
Disclosure of transactions between related parties [line items]
Related party transactions			2,220
Processing fees | Sisu Extracts
Disclosure of transactions between related parties [line items]
Related party transactions			2,220
Consulting fees
Disclosure of transactions between related parties [line items]
Related party transactions		641	1,225
Consulting fees | Measure 8 Venture Partners
Disclosure of transactions between related parties [line items]
Related party transactions		370	1,000
Consulting fees | Boris Jordan, Executive Chairman
Disclosure of transactions between related parties [line items]
Related party transactions			74
Consulting fees | Frontline Real Estate Partners, LLC
Disclosure of transactions between related parties [line items]
Related party transactions		271
Travel and reimbursement
Disclosure of transactions between related parties [line items]
Related party transactions		1,279	180
Equipment purchases
Disclosure of transactions between related parties [line items]
Equipment purchases		2,726
Equipment purchases | Boris Jordan, Executive Chairman
Disclosure of transactions between related parties [line items]
Equipment purchases		2,726
Rent expense, net
Disclosure of transactions between related parties [line items]
Rent expense, net		(130)	(208)
Rent expense, net | Measure 8 Venture Partners
Disclosure of transactions between related parties [line items]
Related party transactions		238	238
Rent expense, net | FREP Elm Place II, LLC
Disclosure of transactions between related parties [line items]
Related party transactions		108	30
Real estate management and advisory services | Frontline Real Estate Partners, LLC
Disclosure of transactions between related parties [line items]
Related party transactions			151
Travel and other business development | Measure 8 Venture Partners
Disclosure of transactions between related parties [line items]
Related party transactions		1,257	40
Travel and other business development | Boris Jordan, Executive Chairman
Disclosure of transactions between related parties [line items]
Related party transactions		$ 22	$ 140